Trade and other payables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Trade payables	£ 1,835	£ 1,369
Customer return and rebate accruals	738	661
Other payables and accruals	558	434
Wages and salaries	290	237
Accrued interest on financial liabilities	104
Social security	39	45
VAT payables	34	35
Deferred income	23	11
Total	£ 3,621	3,002
Pfizer Group
Related party transactions
Other payables with Group companies		7
GSK Group
Related party transactions
Other payables with Group companies		£ 203